Property and Equipment, net	12 Months Ended
Dec. 31, 2022
Property and Equipment, net [Abstract]
Property and Equipment, net
7.      Property and Equipment, net

On November 18, 2021, the Company, through UOT, sold to a subsidiary of Diana Shipping Inc. its co-owned indivisible share in a plot of land, located in Athens, Greece, for a purchase price of Euro 1,100,000 (or $1,248 based on a $1.1345 Euro/USD exchange rate). In connection with this sale, the Company recorded a gain, net of $233 taxes and expenses, of $137, which is presented as Gain from property sale in the accompanying 2021 consolidated statement of operations.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value
Balance, December 31, 2020	$1,790	$(655)	$1,135
- Additions in equipment	8	-	8
- Land sale	(878)	-	(878)
- Depreciation	-	(114)	(114)
Balance, December 31, 2021	$920	$(769)	$151
- Additions in equipment	27	-	27
- Depreciation	-	(106)	(106)
Balance, December 31, 2022	$947	$(875)	$72